Fixed assets (Tables)	12 Months Ended
Dec. 31, 2020
Other intangible assets and property, plant and equipment [abstract]
Schedule of gains (losses) on disposal of fixed assets

(in millions of euros)	2020	2019	2018
Transfer price	444	610	224
Net book value of assets sold	(223)	(307)	(44)
Proceeds from the disposal of fixed assets (1)	221	303	180

(1)	In 2020, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 143 million euros (195 million euros as December 31, 2019) and mainly comprise property asset disposals in France as well as mobile site disposals in Spain. These transactions fall within the context of the Group asset portfolio review.

Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2020	2019	2018
France	(15)	—	—
International Carriers & Shared Services	(7)	—	—
Poland	(7)	(12)	1
Niger	—	—	(43)
Egypt	1	89	(4)
Other	(2)	(4)	(2)
Total of impairment of fixed assets	(30)	73	(49)

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2020	2019	2018
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.2%	1.1%	1.2%
Post-tax discount rate	6.9%	7.4%	7.4%
Pre-tax discount rate	8.3%	8.8%	8.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

(in millions of euros)	December 31, 2020				December 31,	December 31,
					2019	2018
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Telecommunications licenses	12,168	(5,800)	(46)	6,322	6,043	5,917
Software	13,149	(8,842)	(19)	4,288	4,250	4,046
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,099	(121)	(899)	78	88	89
Customer bases	5,265	(4,785)	(11)	469	597	449
Other intangible assets	2,564	(1,543)	(177)	844	626	439
Total	37,378	(21,090)	(1,152)	15,135	14,737	14,073

(in millions of euros)	2020	2019	2018
Net book value of other intangible assets - in the opening balance	14,737	14,073	14,339
Acquisitions of other intangible assets	2,935	2,385	1,895
o/w telecommunications licenses (1)	969	519	200
Impact of changes in the scope of consolidation (2)	31	328	69
Disposals	(4)	(10)	(0)
Depreciation and amortization	(2,309)	(2,286)	(2,256)
Impairment (3)	(24)	88	(10)
Translation adjustment	(176)	106	7
Reclassifications and other items	(55)	52	29
Net book value of other intangible assets - in the closing balance	15,135	14,737	14,073

(1)	Relates in 2020 to the acquisition of the 5G license for 875 million euros in France and in Slovakia for 37 million euros. In 2019, related to licenses for 296 million euros in Spain, for 119 million euros in Burkina Faso and for 82 million euros in Guinea. In 2018, related to the acquisition of the 5G license for 142 million euros in Spain.
(2)	In 2019, mainly relates to the effects of SecureLink and SecureData acquisition (see Note 4.2).
(3)	Includes impairment detailed in Note 8.1.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets relate to labor expenses and amounted to 405 million euros in 2020, 389 million euros in 2019 and 382 million euros in 2018.

Information on telecommunications licenses at December 31, 2020

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)			Residual
	Gross value	Net book value	useful life (1)
5G	875	870	14.9
LTE (4 licenses) (2)	2,180	1,596	10.8 to 15.9
UMTS (2 licenses)	914	159	0.7 and 9.4
GSM	266	3	0.5
France	4,235	2,628
5G (2 licenses)	459	459	10.0 and 17.9
LTE (3 licenses)	529	328	10.0 to 10.3
GSM (2 licenses)	285	123	10.0
Spain	1,273	910
LTE (3 licenses)	745	494	7.0 to 10.1
UMTS (2 licenses)	365	43	3.0
GSM (2 licenses)	131	45	6.6 and 8.5
Poland	1,241	582
LTE	413	317	11.0
UMTS	142	46	11.0
GSM (2 licenses)	401	114	11.0
Egypt	956	477
LTE	60	47	14.2
UMTS	28	11	11.5
GSM	744	170	10.3
Morocco	832	228
LTE	184	101	8.3
UMTS	91	50	8.3
GSM	292	120	8.3
Romania	567	271
LTE	82	51	9.4
UMTS (3 licenses)	132	73	4.2 to 12.3
GSM	177	87	8.0
Jordan	391	211
LTE (2 licenses)	140	90	6.4 and 12.9
UMTS	149	2	0.3
GSM	76	2	0.2
Belgium	365	94
5G (2 licenses)	37	37	4.5 and 19.5
LTE	76	44	8.9
UMTS (2 licenses)	46	12	1.6 to 5.4
GSM	66	15	4.7
Slovensko	225	108
Other	2,083	813
Total	12,168	6,322

(1)	In number of years, at December 31, 2020.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Schedule of property, plant and equipment

(in millions of euros)	December 31, 2020				December 31,	December 31,
					2019	2018
		Accumulated
		depreciation
		and	Accumulated	Net book	Net book	Net book
	Gross value	amortization	impairment	value	value	value
Networks and terminals	90,991	(64,999)	(167)	25,825	25,137	23,962
Land and buildings	7,295	(5,067)	(210)	2,018	2,026	2,479
IT equipment	3,942	(3,140)	(0)	801	803	817
Other property, plant and equipment	1,687	(1,251)	(6)	431	456	435
Total property, plant and equipment	103,915	(74,456)	(384)	29,075	28,423	27,693

(in millions of euros)	2020	2019	2018
Net book value of property, plant and equipment - in the opening balance	28,423	27,693	26,665
IFRS 16 transition impact (1)	—	(574)	—
Net book value of property, plant and equipment - including IFRS 16 transition impact	28,423	27,119	26,665
Acquisitions of property, plant and equipment	5,848	6,181	5,883
o/w finance leases	—	—	136
o/w financed assets	241	144	—
Impact of changes in the scope of consolidation (2)	0	(52)	63
Disposals and retirements	(154)	(164)	(44)
Depreciation and amortization	(4,880)	(4,838)	(4,791)
o/w fixed assets	(4,825)	(4,824)	(4,791)
o/w financed assets	(55)	(14)	—
Impairment (3)	(6)	(15)	(39)
Translation adjustment	(319)	115	(27)
Reclassifications and other items	164	78	(17)
Net book value of property, plant and equipment - in the closing balance	29,075	28,423	27,693

(1)	Following IFRS 16 application as of January 1, 2019, financial lease contracts have been reclassified in right-of-use assets.
(2)	Mainly relates in 2019 to the disposal of Orange Niger. In 2018, mainly related to Basefarm entities acquisition (see Note 4.2).
(3)	Includes impairment detailed in Note 8.1.

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2020	2019	2018
Fixed assets payable in the opening balance	3,665	3,447	3,656
Business related variations(1)	1,002	200	(230)
Changes in the scope of consolidation	(0)	(14)	0
Translation adjustment	(50)	29	8
Reclassifications and other items	23	3	13
Fixed assets payable in the closing balance	4,640	3,665	3,447
o/w long-term fixed assets payable	1,291	817	612
o/w short-term fixed assets payable	3,349	2,848	2,835

(1)	Includes 725 million euros in 2020 for the acquisition of the 5G license in France.

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2020	2019(1)	2018
Dismantling provisions - in the opening balance	827	776	789
Provision reversal with impact on income statement	(0)	(0)	—
Discounting with impact on income statement	2	5	13
Utilizations without impact on income statement	(12)	(24)	(15)
Changes in provision with impact on assets (2)	79	67	(19)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(10)	2	(3)
Reclassifications and other items	16	2	11
Dismantling provisions - in the closing balance	901	827	776
o/w non-current provisions	885	812	765
o/w current provisions	16	15	11

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).
(2)	Included in 2018 extinctions of obligations for (66) million euros.